Organizations and Principal Activities (Details) - Schedule of loss per share before and after the retrospective adjustments - $ / shares		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Before adjustment [Member]
Net loss per share attributable to ordinary shareholders of Ucommune International Ltd.
– Basic and diluted	[1]	$ (151.2)	$ (94.8)
Weighted average shares used in calculating net loss per share
– Basic and diluted	[1]	5,324,235	4,532,318
After adjustment [Member]
Net loss per share attributable to ordinary shareholders of Ucommune International Ltd.
– Basic and diluted	[1]	$ (316)	$ (198.2)
Weighted average shares used in calculating net loss per share
– Basic and diluted	[1]	2,503,708	2,167,958

[1]	The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022 (Note 26).